Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property and equipment, net [Abstract]
Property and equipment, net
8. Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	89,127	145,962	21,023
Leasehold improvements	71,800	92,962	13,389
Buildings	2,578	5,604	807
Furniture and fixtures	15,479	17,709	2,551
Vehicles	156	864	124
Software	23,850	32,366	4,662
Subtotal	202,990	295,467	42,556
Less: Accumulated depreciation	(63,287)	(127,579)	(18,375)
Property and equipment subject to depreciation	139,703	167,888	24,181
Construction in progress	5,487	9,929	1,430
Total	145,190	177,817	25,611

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were RMB10,869, RMB28,041 and RMB66,510, respectively.